Commitments And Guarantees	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Commitments And Guarantees [Text Block]

Note 9 – Commitments and Guarantees

The Company did not become a guarantor to any parties as at March 31, 2012.

Effective November 1, 2011, the Company entered into a consulting agreement with 1367826 Ontario Limited (“OntarioCo”) and Robbie Manis, pursuant to which OntarioCo is to provide certain consulting services to our company including: sourcing and implementing new business opportunities; raising financing reasonably required from time to time by our company; coordinating all required accounting, reporting and disclosure; and fulfilling any other needed administrative functions. As consideration for the performance of the consulting services under the agreement, we agreed to pay OntarioCo the sum of $4,166.67 per month for the duration of the agreement, exclusive of any applicable sales tax. The agreement is for an indefinite period unless terminated by either party with sixty days advance written notice to the other party.

Effective November 1, 2011, we entered into a consulting agreement with Kerry Chow, pursuant to which Kerry Chow will provide certain consulting services to our company including: maintaining the accounting books and records on behalf of our company and our subsidiaries; preparing consolidated quarterly and annual financial statements for our company and our subsidiaries as well as assisting in the preparation of the related disclosure documents; coordinating the quarterly reviews and annual audits on behalf of our company and our subsidiaries; coordinating the preparation and filing of the annual income tax returns of our company and our subsidiaries; and any other accounting-related functions. As consideration for the performance of the consulting services under the agreement, we agreed to pay Kerry Chow the sum of $833.33 per month for the duration of the agreement, exclusive of any applicable sales tax. The agreement is for an indefinite period unless terminated by either party with sixty days advance written notice to the other party.

See Note 10.

Note 10 – Commitments and Guarantees

The Company did not become a guarantor to any parties as at December 31, 2011.

Effective November 1, 2011, we entered into a consulting agreement with 1367826 Ontario Limited (“OntarioCo”) and Robbie Manis, pursuant to which OntarioCo is to provide certain consulting services to our company including: sourcing and implementing new business opportunities; raising financing reasonably required from time to time by our company; coordinating all required accounting, reporting and disclosure; and fulfilling any other needed administrative functions. As consideration for the performance of the consulting services under the agreement, we agreed to pay OntarioCo the sum of US$4,166.67 per month for the duration of the agreement, exclusive of any applicable sales tax. The agreement is for an indefinite period unless terminated by either party with sixty days advance written notice to the other party.

Effective November 1, 2011, we entered into a consulting agreement with Kerry Chow, pursuant to which Kerry Chow will provide certain consulting services to our company including: maintaining the accounting books and records on behalf of our company and our subsidiaries; preparing consolidated quarterly and annual financial statements for our company and our subsidiaries as well as assisting in the preparation of the related disclosure documents; coordinating the quarterly reviews and annual audits on behalf of our company and our subsidiaries; coordinating the preparation and filing of the annual income tax returns of our company and our subsidiaries; and any other accounting-related functions. As consideration for the performance of the consulting services under the agreement, we agreed to pay Kerry Chow the sum of US$833.33 per month for the duration of the agreement, exclusive of any applicable sales tax. The agreement is for an indefinite period unless terminated by either party with sixty days advance written notice to the other party.

See Note 11.

			Note 10 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties as at December 31, 2010.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the period ended December 31, 2009.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the fiscal year ended December 31, 2009.